Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Options And Warrants Tables
Schedule of Stock Options

The following are details related to options issued by the Company:

	Options for Shares	Weighted Average Exercise Price

Outstanding as of December 31, 2014	11,096,428	$0.72
Granted	548,157	0.27
Exercised	-	-
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of June 30, 2015 (unaudited)	11,644,585	$0.69

The following are details related to options issued by the Company:

		Weighted
	Options for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2012	6,837,606	$0.59
Granted	3,445,900	1.00
Exercised	(150,000)	0.50
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	10,133,506	$0.74

Outstanding as of December 31, 2013	10,133,506	$0.74
Granted	1,209,172	0.66
Exercised	(146,250)	0.77
Forfeited	-	-
Cancelled	(100,000)	2.45
Expired	-	-
Outstanding as of December 31, 2014	11,096,428	$0.72

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The estimated value of employee stock options granted during the years ended December 31, 2014 and 2013 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2014		2013
Expected volatility		%	40%
Risk-free interest rate		%	%
Expected dividends	0.00%		0.00%
Expected term in years	5		3 – 5

Schedule of Stockholders' Equity Note, Warrants or Rights

The following are details related to warrants issued by the Company:

	Warrants for Shares	Weighted Average Exercise Price

Outstanding as of December 31, 2014	17,567,326	$0.93
Granted	-	-
Exercised	(1,000,000)	0.0001
Forfeited	-	-
Cancelled	-	-
Expired	-	-
Outstanding as of June 30, 2015 (Unaudited)	16,567,326	$0.99

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of December 31, 2012	12,307,558	0.86
Granted	8,187,817	1.31
Exercised	(680,000)	0.03
Forfeited	(284,934)	0.48
Cancelled	-	-
Expired	-	-
Outstanding as of December 31, 2013	19,530,441	1.08

Outstanding as of December 31, 2013	19,530,441	1.08
Granted	5,305,513	0.86
Exercised	(6,268,628)	1.33
Forfeited	-	-
Cancelled	-	-
Expired	(1,000,000)	1.00
Outstanding as of December 31, 2014	17,567,326	0.93

Schedule of Assumptions Used

The weighted-average estimated fair value of warrants granted as stock based compensation during the years ended December 31, 2014 and 2013 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2014		2013
Expected volatility		%	40%
Risk-free interest rate		%	%
Expected dividends	0.00%		0.00%
Expected term in years	3 – 5		3 – 5

Share-based Compensation Arrangement by Share-based Payment Award, Warrants and Options, Outstanding and Exercisable

For the Year Ended December 31, 2014:

Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.00–0.50	7,612,550	5.78	$0.00–0.50	7,015,300	$0.42
$0.51–1.00	17,020,617	2.36	$0.51–1.00	14,859,777	$0.96
$1.01–1.50	4,030,587	0.44	$1.01–1.50	3,980,587	$1.35
	28,663,754			25,855,664

For the Year Ended December 31, 2013:

Warrants and Options Outstanding			Warrants and Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Range of Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.0001	1,000,000	1.4	$0.0001	1,000,000	0.0001
$0.50	6,410,800	8.1	$0.50	5,182,300	0.50
$1.00	15,036,830	4.2	$1.00	13,414,330	1.00
$1.25	2,912,716	2.2	$1.25	2,912,716	1.25
$1.50	4,203,601	4.7	$1.50	4,203,601	1.50
$2.45	100,000	8.5	$2.45	40,000	2.45
	29,663,947			26,752,947